DERIVATIVE LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
DERIVATIVE LIABILITIES
Expected term	1 year	1 year
Expected average volatility	425.00%	410.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.59%	1.59%